Segment information (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Segment Reporting Information
Net revenues	7,026	7,170	6,261	14,196	12,298
Number of segments	2
Income from continuing operations before taxes	1,639	1,891	1,131	3,530	1,329
Private Banking & Wealth Management
Segment Reporting Information
Net revenues	3,424	3,285	3,398	6,709	6,873
Income from continuing operations before taxes	917	881	977	1,798	1,928
Investment Banking
Segment Reporting Information
Net revenues	3,400	3,945	2,751	7,345	6,710
Income from continuing operations before taxes	754	1,300	314	2,054	1,221
Corporate Center
Segment Reporting Information
Net revenues	80	(131)	78	(51)	(1,488)
Income from continuing operations before taxes	(137)	(359)	(180)	(496)	(1,998)
Noncontrolling interests without SEI
Segment Reporting Information
Net revenues	122	71	34	193	203
Income from continuing operations before taxes	105	69	20	174	178